SHARE BASED PAYMENTS (Details)	12 Months Ended	13 Months Ended
	Nov. 30, 2020 $ / shares	Dec. 31, 2021 $ / shares
SHARE BASED PAYMENTS
Balance, Number Of Stock Options	100,000	2,185,344
Issued On Acquisition Of Gamesquare	223,275
Issued On Acquisition Of Reciprocity		3,000,000
Cancelled	137,931
Exercised		312,766
Granted	2,000,000	14,509,241
Balance, Number Of Stock Options	2,185,344	19,381,819
Balance, Weighted Average Exercise Price	$ 0.05	$ 0.46
Issued On Acquisition Of Gamesquare, Weighted Average Exercise Price	0.60
Issued On Acquisition Of Reciprocity, Weighted Average Exercise Price		0.40
Cancelled, Weighted Average Exercise Price	0.61
Exercised, Weighted Average Exercise Price		0.34
Granted, Weighted Average Exercise Price	0.48	0.45
Balance, Weighted Average Exercise Price	$ 0.46	$ 0.45